Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Preferred stock par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Preferred stock, shares authorized	22,806,009		22,806,009		16,872,475
Preferred stock, shares issued	21,671,491		21,671,491		15,342,075
Preferred stock, shares outstanding	21,671,491		21,671,491		15,342,075
Aggregate liquidation preference (in Dollars)	$ 96,700		$ 96,700		$ 43,700
Common stock, par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Common stock, shares authorized	75,000,000		75,000,000		60,000,000
Common stock, shares issued	27,507,253		27,184,882		27,004,791
Common stock, shares outstanding	27,507,253		27,184,882		27,004,791
Growth Capital Acquisition Corp.
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A common stock subject to possible redemption value	17,250,000	17,250,000
Redemption value (in Dollars per share)	$ 10	$ 10
Redeemable shares		17,250,000		17,250,000
Class F stock
Common stock, par value (in Dollars per share)	$ 0.00001		$ 0.00001
Common stock, shares authorized	8,402,000		8,402,000		8,450,000
Common stock, shares issued	8,372,143		8,372,143		8,402,000
Common stock, shares outstanding	8,372,143		8,372,143		8,402,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Class A Common Stock | Growth Capital Acquisition Corp.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, shares issued	0	17,250,000		0
Common stock, shares outstanding	0	0		0
Class A common stock subject to possible redemption value		17,250,000		0
Class B Common Stock | Growth Capital Acquisition Corp.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock, shares issued	4,312,500	4,312,500		4,312,500
Common stock, shares outstanding	4,312,500	4,312,500		4,312,500